Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 1,771,266,840	$ 1,601,683,087
Non-current assets	2,218,450,150	1,822,263,193
Net sales	2,904,566,454	2,565,556,067	$ 2,711,434,948
Net income of year	176,544,797	118,425,443	135,484,452
Other comprehensive income	216,781,187	(122,396,042)	(4,238,647)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Current assets	85,454,616	130,488,940
Non-current assets	323,251,454	360,977,091
Current liabilities	123,265,925	106,403,754
Non-current liabilities	10,187,080	96,312,931
Net sales	454,581,166	260,993,102	327,979,632
Operating result	(3,922,885)	(9,292,789)	(8,895,582)
Net income of year	(16,865,965)	(12,227,357)	(14,228,664)
Other comprehensive income	17,274,249	(11,459,814)	(28,781,782)
Depreciation and amortization	(22,286,843)	(16,717,848)	$ (16,901,777)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	130,158	120,150
Non-current assets	3,229,224	1,871,190
Current liabilities	350,258	101,254
Non-current liabilities	1,137,511	240,587
Net sales	175,369	120,587
Operating result	130,420	(180,321)
Net income of year	(1,340,072)	(92,524)
Other comprehensive income	1,668,405	(908,241)
Depreciation and amortization	$ (235,294)	$ (180,254)